Cover Page	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	EAST WEST BANCORP, INC.
Entity Central Index Key	0001069157
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24939
Entity Tax Identification Number	95-4703316
Entity Address, Address Line One	135 North Los Robles Ave.
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91101
City Area Code	626
Local Phone Number	768-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	EWBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false